Leases	12 Months Ended
Dec. 30, 2013
Leases [Abstract]
Leases
Leases
We lease space for various restaurant locations under long-term non-cancelable operating leases from unrelated third parties. Most of our leases are classified as operating leases under ASC 840. Rent expense, including rent-free periods if applicable, is recognized on a straight-line basis over the lease term. The lease term for all types of leases begins on the date we become legally obligated for the rent payments or we take possession of the building or land, whichever is earlier. The lease term includes cancelable option periods where failure to exercise such options would result in an economic penalty.
In some cases, the asset we will lease requires construction to ready the space for its intended use, and in certain cases, we have involvement with the construction of leased assets. The construction period begins when we execute our lease agreement with the property owner and continues until the space is substantially complete and ready for its intended use. In accordance with ASC 840-40-55, we must consider the nature and extent of our involvement during the construction period, and in some cases, our involvement results in us being considered the accounting owner of the construction project. One example of involvement that results in the Company being considered the accounting owner is a case where we lease a "cold shell." By adding an HVAC unit, we are deemed to have participated in the construction of the landlord asset. In such cases, we capitalize the landlord's construction costs, including the value of costs incurred up to the date we execute our lease (e.g., the building "shell") and costs incurred during the remainder of construction period, as such costs are incurred. Additionally, ASC 840-40-55 requires us to recognize a financing obligation for construction costs incurred by the landlord. Once construction is complete, we are required to perform a sale-leaseback analysis pursuant to ASC 840-40 to determine if we can remove the landlord's assets and associated financing obligations from the consolidated balance sheet. In certain leases, we maintain various forms of "continuing involvement" in the property, thereby precluding us from derecognizing the asset and associated financing obligations following the construction completion. In those cases, we will continue to account for the landlord's asset as if we are the legal owner, and the financing obligation, similar to other debt, until the lease expires or is modified to remove the continuing involvement that prohibits de-recognition. Once de-recognition is permitted we would be required to account for the lease as either operating or capital in accordance with ASC 840. As of December 30, 2013 and December 31, 2012 we have not derecognized any landlord assets or associated financing obligations.
We determined that we were the accounting owner of a total of 31 and 18 leased buildings as a result of the application of build-to-suit lease application as of December 30, 2013 and December 31, 2012, respectively. There were six and three of these buildings under construction as of December 30, 2013 and December 31, 2012.
The future minimum rental payments required under these leases, including those accounted for as deemed landlord financing, during the next five years and thereafter in the aggregate, are as follows:

	Deemed landlord financing	Operating leases
2014	$2,233,988	$7,030,372
2015	2,263,413	7,228,654
2016	2,307,293	7,392,253
2017	2,359,342	7,354,890
2018	2,445,385	7,287,302
Thereafter	35,382,388	96,185,295
Total	$46,991,809	$132,478,766

Rent expense charged to operations under our operating leases on a straight-line basis was $6.9 million, $4.4 million and $3.0 million for the years ended December 30, 2013, December 31, 2012 and December 26, 2011, respectively. Rent expense incurred prior to restaurant openings is included in pre-opening costs on the consolidated statement of operations in the amount of $0.6 million, $0.3 million and $0.3 million for the years ended December 30, 2013, December 31, 2012 and December 26, 2011, respectively.
Deemed landlord financing obligations totaled $19.9 million and $11.2 million for the years ended December 30, 2013 and December 31, 2012, respectively.